Goodwill and other intangible assets - Narrative (Details) - GBP (£) £ in Millions	10 Months Ended	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2022		Feb. 21, 2023	Dec. 31, 2021	[1]
OTHER INTANGIBLE ASSETS (Details) - Narrative [Line Items]
Goodwill and other intangible assets	£ 8,306	£ 8,306	£ 7,615	[1]		£ 6,713
Cash flow projection period		4 years
Life and pensions, excluding annuities
OTHER INTANGIBLE ASSETS (Details) - Narrative [Line Items]
Goodwill	2,171	£ 2,171	£ 2,171
Percentage of entity goodwill (in percent)		78.00%	82.00%
Credit Card Cash Generating Unit
OTHER INTANGIBLE ASSETS (Details) - Narrative [Line Items]
Goodwill	302	£ 302	£ 302
Percentage of entity goodwill (in percent)		11.00%	11.00%
Motor Business Cash Generating Unit
OTHER INTANGIBLE ASSETS (Details) - Narrative [Line Items]
Goodwill	309	£ 309	£ 166
Percentage of entity goodwill (in percent)		11.00%	6.00%
OEIC
OTHER INTANGIBLE ASSETS (Details) - Narrative [Line Items]
Acquired value of non-participating investment contract		£ 93	£ 106
Hamsard 3352 Limited (Tusker)
OTHER INTANGIBLE ASSETS (Details) - Narrative [Line Items]
Percentage of voting equity interests acquired (in percent)					100.00%
Cash transferred					£ 331
Goodwill					£ 143
Acquisition-related costs for transaction		3
Revenue of acquiree since acquisition date	171
Profit (loss) of acquiree since acquisition date	11
Revenue of combined entity as if combination occurred at beginning of period		196
Profit (loss) of combined entity as if combination occurred at beginning of period		6
Goodwill £m
OTHER INTANGIBLE ASSETS (Details) - Narrative [Line Items]
Goodwill and other intangible assets	£ 2,798	£ 2,798	2,655
Scottish Widows
OTHER INTANGIBLE ASSETS (Details) - Narrative [Line Items]
Discount rate applied to cash flow projections (in percent)	11.00%	11.00%
Motor Finance
OTHER INTANGIBLE ASSETS (Details) - Narrative [Line Items]
Discount rate applied to cash flow projections (in percent)	14.00%	14.00%
Reduced growth rate used to extrapolate cash flow projections (in percent)	2.00%	2.00%
Reduction period		20 years
Discount rates post tax	10.50%	10.50%
Growth rate used to extrapolate cash flow projections (in percent)	3.50%	3.50%
Cards
OTHER INTANGIBLE ASSETS (Details) - Narrative [Line Items]
Discount rate applied to cash flow projections (in percent)	14.00%	14.00%
Discount rates post tax	10.50%	10.50%
Growth rate used to extrapolate cash flow projections (in percent)	3.50%	3.50%
Brands £m
OTHER INTANGIBLE ASSETS (Details) - Narrative [Line Items]
Goodwill and other intangible assets	£ 386	£ 386	385
Growth rate used to extrapolate cash flow projections (in percent)	3.50%	3.50%
Discount rate used in current estimate of value in use	10.50%	10.50%
Brands £m | Bank of Scotland plc
OTHER INTANGIBLE ASSETS (Details) - Narrative [Line Items]
Intangible assets	£ 380	£ 380	£ 380

[1]	1 Restated for presentational changes and for the adoption of IFRS 17; see notes 1 and 54.